ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) ¥ in Thousands	Sep. 30, 2020 CNY (¥)
Accounts Receivable, Past Due [Line Items]
Accounts receivable	¥ 30,832
PRC
Accounts Receivable, Past Due [Line Items]
Accounts receivable	19,694
PRC | Colleges
Accounts Receivable, Past Due [Line Items]
Accounts receivable	12,690
PRC | Corporates
Accounts Receivable, Past Due [Line Items]
Accounts receivable	7,004
U.S.
Accounts Receivable, Past Due [Line Items]
Accounts receivable	11,138
U.S. | Students
Accounts Receivable, Past Due [Line Items]
Accounts receivable	11,138
0-180 Days | PRC
Accounts Receivable, Past Due [Line Items]
Accounts receivable	13,995
0-180 Days | PRC | Colleges
Accounts Receivable, Past Due [Line Items]
Accounts receivable	8,517
0-180 Days | PRC | Corporates
Accounts Receivable, Past Due [Line Items]
Accounts receivable	5,478
181-365 Days | PRC
Accounts Receivable, Past Due [Line Items]
Accounts receivable	3,852
181-365 Days | PRC | Colleges
Accounts Receivable, Past Due [Line Items]
Accounts receivable	3,633
181-365 Days | PRC | Corporates
Accounts Receivable, Past Due [Line Items]
Accounts receivable	219
1-2 Years | PRC
Accounts Receivable, Past Due [Line Items]
Accounts receivable	836
1-2 Years | PRC | Colleges
Accounts Receivable, Past Due [Line Items]
Accounts receivable	420
1-2 Years | PRC | Corporates
Accounts Receivable, Past Due [Line Items]
Accounts receivable	416
2-3 Years | PRC
Accounts Receivable, Past Due [Line Items]
Accounts receivable	220
2-3 Years | PRC | Colleges
Accounts Receivable, Past Due [Line Items]
Accounts receivable	51
2-3 Years | PRC | Corporates
Accounts Receivable, Past Due [Line Items]
Accounts receivable	169
Over 3 Years | PRC
Accounts Receivable, Past Due [Line Items]
Accounts receivable	791
Over 3 Years | PRC | Colleges
Accounts Receivable, Past Due [Line Items]
Accounts receivable	69
Over 3 Years | PRC | Corporates
Accounts Receivable, Past Due [Line Items]
Accounts receivable	722
0-30 Days | U.S.
Accounts Receivable, Past Due [Line Items]
Accounts receivable	5,405
0-30 Days | U.S. | Students
Accounts Receivable, Past Due [Line Items]
Accounts receivable	5,405
30-60 Days | U.S.
Accounts Receivable, Past Due [Line Items]
Accounts receivable	160
30-60 Days | U.S. | Students
Accounts Receivable, Past Due [Line Items]
Accounts receivable	160
60-90 Days | U.S.
Accounts Receivable, Past Due [Line Items]
Accounts receivable	667
60-90 Days | U.S. | Students
Accounts Receivable, Past Due [Line Items]
Accounts receivable	667
90-120 Days | U.S.
Accounts Receivable, Past Due [Line Items]
Accounts receivable	451
90-120 Days | U.S. | Students
Accounts Receivable, Past Due [Line Items]
Accounts receivable	451
Over 120 Days | U.S.
Accounts Receivable, Past Due [Line Items]
Accounts receivable	4,455
Over 120 Days | U.S. | Students
Accounts Receivable, Past Due [Line Items]
Accounts receivable	¥ 4,455